T. ROWE PRICE INTERNATIONAL EQUITY ETF

July 31, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Amounts in 000s)
AUSTRALIA 4.3%
Common Stocks 4.3%
BHP Group (GBP)	13,096	408
Brambles	26,980	255
Coles Group	18,313	224
Downer EDI	83,040	246
National Australia Bank	14,994	287
Northern Star Resources	24,102	188
Qantas Airways (1)	49,137	216
South32	55,208	145
Suncorp Group	44,107	423
Telstra Group	58,985	169
Total Australia (Cost $2,544)		2,561
AUSTRIA 1.6%
Common Stocks 1.6%
BAWAG Group (1)	19,716	960
Total Austria (Cost $948)		960
CANADA 1.0%
Common Stocks 1.0%
Nutrien	8,952	617
Total Canada (Cost $567)		617
CHINA 0.3%
Common Stocks 0.3%
Alibaba Group Holding, ADR (USD) (1)	2,041	208
Total China (Cost $188)		208
DENMARK 2.6%
Common Stocks 2.6%
DSV	1,123	225
Novo Nordisk, Class B	8,330	1,343
Total Denmark (Cost $1,575)		1,568
FINLAND 0.4%
Common Stocks 0.4%
Sampo, Class A	5,665	250
Total Finland (Cost $251)		250
FRANCE 16.1%
Common Stocks 16.1%
Airbus	10,660	1,570
Alstom	6,515	199
ArcelorMittal	12,799	370
AXA	18,055	555
BNP Paribas	3,074	203
Dassault Aviation	1,559	303

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Amounts in 000s)
Edenred	3,395	220
Engie	15,876	260
EssilorLuxottica	1,467	295
Eurofins Scientific	14,318	985
L'Oreal	1,468	683
LVMH Moet Hennessy Louis Vuitton	546	507
Safran	885	147
Sanofi	5,104	545
Sartorius Stedim Biotech	3,850	1,205
Schneider Electric	666	119
Thales	1,379	206
TotalEnergies	14,701	893
Ubisoft Entertainment (1)	4,982	168
Vinci	1,896	223
Total France (Cost $9,404)		9,656
GERMANY 7.6%
Common Stocks 6.9%
BASF	2,658	143
Bayer	3,160	185
Covestro (1)	4,319	232
Deutsche Boerse	3,555	681
Deutsche Telekom	22,182	484
DHL Group	6,219	320
E.ON	15,588	197
Heidelberg Materials	3,669	297
Mercedes-Benz Group	2,987	239
SAP	2,179	297
Siemens	3,462	590
Symrise	4,314	471
		4,136
Preferred Stocks 0.7%
Dr Ing hc F Porsche	1,706	208
Volkswagen	1,674	222
		430
Total Germany (Cost $4,520)		4,566
HONG KONG 3.2%
Common Stocks 3.2%
AIA Group	114,000	1,141
Galaxy Entertainment Group (1)	69,000	504
HKT Trust & HKT	127,000	150
Hong Kong Exchanges & Clearing	3,400	143
Total Hong Kong (Cost $1,907)		1,938

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Amounts in 000s)
HUNGARY 0.4%
Common Stocks 0.4%
OTP Bank	5,818	212
Total Hungary (Cost $211)		212
INDIA 0.3%
Common Stocks 0.3%
ICICI Bank, ADR (USD)	7,205	177
Total India (Cost $173)		177
IRELAND 0.4%
Common Stocks 0.4%
CRH	3,854	230
Total Ireland (Cost $230)		230
ITALY 8.2%
Common Stocks 8.2%
Amplifon	19,628	664
Davide Campari-Milano	55,471	746
Enel	56,779	392
Ferrari	4,203	1,347
Intesa Sanpaolo	208,314	602
Moncler	2,644	191
Stellantis	30,676	629
UniCredit	12,506	317
Total Italy (Cost $4,805)		4,888
JAPAN 17.0%
Common Stocks 17.0%
Asahi Group Holdings	9,500	374
Astellas Pharma	22,000	322
Fast Retailing	1,000	251
Fujitsu	1,000	130
Hitachi	5,900	386
Honda Motor	7,000	223
Hoshizaki	20,400	782
ITOCHU	3,500	142
Keyence	1,500	673
MatsukiyoCocokara	4,600	269
Mitsubishi Electric	18,100	261
Mitsubishi UFJ Financial Group	46,500	374
Mitsui	5,000	195
Mitsui Fudosan	20,800	427
Mizuho Financial Group	9,900	168
Murata Manufacturing	9,900	588
Nippon Sanso Holdings	27,800	672
Nippon Steel	11,700	267

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Amounts in 000s)
Nippon Telegraph & Telephone	498,000	571
ORIX	21,500	414
Otsuka Holdings	4,900	180
Panasonic Holdings	17,300	214
Persol Holdings	9,100	180
Seven & i Holdings	3,600	149
Sompo Holdings	4,800	212
Sony Group	2,400	225
Sumitomo	13,800	296
Sumitomo Mitsui Financial Group	4,300	202
Suntory Beverage & Food	5,300	189
Takeda Pharmaceutical	3,800	116
Tokyo Electron	2,800	420
Toyota Motor	17,900	301
Total Japan (Cost $10,124)		10,173
NETHERLANDS 8.1%
Common Stocks 8.1%
Adyen (1)	142	263
AerCap Holdings (USD) (1)	2,998	191
Akzo Nobel	3,082	264
ASML Holding	2,431	1,741
Heineken	10,194	998
ING Groep	36,240	529
Koninklijke Ahold Delhaize	6,893	238
Koninklijke KPN	56,780	205
Koninklijke Philips (1)	13,221	275
Prosus (1)	2,283	181
Total Netherlands (Cost $4,928)		4,885
NORWAY 1.7%
Common Stocks 1.7%
DNB Bank	12,688	261
Equinor	24,147	739
Total Norway (Cost $982)		1,000
PORTUGAL 0.4%
Common Stocks 0.4%
Galp Energia SGPS	16,477	219
Total Portugal (Cost $203)		219
SINGAPORE 0.5%
Common Stocks 0.5%
United Overseas Bank	13,793	313
Total Singapore (Cost $295)		313

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Amounts in 000s)
SOUTH KOREA 0.5%
Common Stocks 0.5%
Samsung Electronics	5,433	297
Total South Korea (Cost $305)		297
SPAIN 2.9%
Common Stocks 2.9%
Amadeus IT Group, Class A	16,048	1,151
Banco Santander	76,646	310
Iberdrola	23,455	293
Total Spain (Cost $1,796)		1,754
SWEDEN 1.2%
Common Stocks 1.2%
Assa Abloy, Class B	9,883	238
Fastighets AB Balder, Class B (1)	21,080	98
Sandvik	9,130	185
Telefonaktiebolaget LM Ericsson, Class B	36,715	185
Total Sweden (Cost $704)		706
SWITZERLAND 5.3%
Common Stocks 5.3%
Holcim (1)	4,617	322
Julius Baer Group	3,244	230
Lonza Group	565	328
Nestle	2,683	329
Novartis	2,557	268
Partners Group Holding	526	590
Roche Holding	2,057	638
UBS Group (1)	6,590	146
Zurich Insurance Group	667	322
Total Switzerland (Cost $3,140)		3,173
TAIWAN 0.6%
Common Stocks 0.6%
Taiwan Semiconductor Manufacturing	19,000	343
Total Taiwan (Cost $354)		343
UNITED KINGDOM 15.0%
Common Stocks 15.0%
3i Group	5,906	150
AstraZeneca, ADR (USD)	9,014	646
Auto Trader Group	11,195	93
Barclays	147,771	293
BP	24,517	152
Endava, ADR (USD) (1)	13,324	699
Experian	21,578	834
GSK, ADR (USD)	12,174	433

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Amounts in 000s)
HSBC Holdings (1)	58,135	483
Imperial Brands	22,312	527
Informa	26,597	259
InterContinental Hotels Group	4,992	369
Intermediate Capital Group	28,320	511
Lloyds Banking Group	319,696	185
Prudential	16,975	236
Rentokil Initial	115,393	941
Rolls-Royce Holdings (1)	138,862	329
Shell	15,690	476
Smith & Nephew	11,073	168
Smiths Group	9,974	218
Taylor Wimpey	146,132	214
Unilever	10,663	573
WPP	20,893	228
Total United Kingdom (Cost $8,944)		9,017
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, 5.19% (2)	266,267	266
Total Short-Term Investments (Cost $266)		266
Total Investments 100.0% of Net Assets (Cost $59,364)		$59,977
Other Assets Less Liabilities (0.0)%		(12)
Net Assets 100.0%		$59,965

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield

ADR	American Depositary Receipts
GBP	British Pound
USD	U.S. Dollar
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price  International Equity ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses

T. ROWE PRICE INTERNATIONAL EQUITY ETF

information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$2,354	$56,927	$—	$59,281
Preferred Stocks	—	430	—	430
Short-Term Investments	266	—	—	266
Total	$2,620	$57,357	$—	$59,977
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF1076-054Q3
07/2023